BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Key management personnel compensation	R$ 79,300	R$ 67,496
Salaries, benefits and social charges	40,632	36,179
Variable compensation	R$ 38,668	R$ 31,317